CONTINGENCIES (Narrative) (Details) - USD ($)	1 Months Ended
	Apr. 29, 2019	May 30, 2019
Contingencies [abstract]
Litigation settlement statutory claim amount	$ 1,837,500
Contingent shares to be issued		1,800,000